Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Common stock	Capital in excess of par value	Retained earnings	Treasury stock	Accumulated other comprehensive loss	Total
Balance at Jan. 03, 2015	$ 124.1	$ 823.9	$ 2,116.5	$ (1,471.3)	$ (545.5)	$ 1,047.7
Increase (Decrease) in Stockholders' Equity
Net income (loss)			274.3			274.3
Other comprehensive income (loss), net of tax					(137.5)	(137.5)
Repurchase of 1,488,890, 3,781,528 and 3,858,376 shares for treasury for the years ended 2017, 2016, and 2015, respectively				(232.3)		(232.3)
Issuance of 960,656, 1,842,165 and 3,019,001 shares under stock-based compensation plans, including tax of $12.3 (2016) and $10.6 (2015) for the years ended 2017, 2016, and 2015, respectively		10.1	11.8	104.5		126.4
Contribution of 230,915, 280,526 and 348,116 shares to 401(k) Plan for the years ended 2017, 2016, and 2015, respectively			8.1	12.1		20.2
Dividends: $1.76, $1.60 and $1.46 per share for the years ended 2017, 2016, and 2015, respectively			(133.1)			(133.1)
Balance at Jan. 02, 2016	124.1	834.0	2,277.6	(1,587.0)	(683.0)	965.7
Increase (Decrease) in Stockholders' Equity
Net income (loss)			320.7			320.7
Other comprehensive income (loss), net of tax					(68.9)	(68.9)
Repurchase of 1,488,890, 3,781,528 and 3,858,376 shares for treasury for the years ended 2017, 2016, and 2015, respectively				(262.4)		(262.4)
Issuance of 960,656, 1,842,165 and 3,019,001 shares under stock-based compensation plans, including tax of $12.3 (2016) and $10.6 (2015) for the years ended 2017, 2016, and 2015, respectively		18.0	7.7	67.2		92.9
Contribution of 230,915, 280,526 and 348,116 shares to 401(k) Plan for the years ended 2017, 2016, and 2015, respectively			9.8	10.2		20.0
Dividends: $1.76, $1.60 and $1.46 per share for the years ended 2017, 2016, and 2015, respectively			(142.5)			(142.5)
Balance at Dec. 31, 2016	124.1	852.0	2,473.3	(1,772.0)	(751.9)	925.5
Increase (Decrease) in Stockholders' Equity
Net income (loss)			281.8			281.8
Other comprehensive income (loss), net of tax					71.4	71.4
Repurchase of 1,488,890, 3,781,528 and 3,858,376 shares for treasury for the years ended 2017, 2016, and 2015, respectively				(129.7)		(129.7)
Issuance of 960,656, 1,842,165 and 3,019,001 shares under stock-based compensation plans, including tax of $12.3 (2016) and $10.6 (2015) for the years ended 2017, 2016, and 2015, respectively		10.6	(14.4)	36.2		32.4
Contribution of 230,915, 280,526 and 348,116 shares to 401(k) Plan for the years ended 2017, 2016, and 2015, respectively			11.5	8.8		20.3
Dividends: $1.76, $1.60 and $1.46 per share for the years ended 2017, 2016, and 2015, respectively			(155.5)			(155.5)
Balance at Dec. 30, 2017	$ 124.1	$ 862.6	$ 2,596.7	$ (1,856.7)	$ (680.5)	$ 1,046.2